Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Athena Bitcoin Global
Entity Central Index Key	0001095146
Entity Tax Identification Number	87-0493596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 SE 3rd Avenue
Entity Address, Address Line Two	Suite 2740
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	312
Local Phone Number	690-4466
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false